Vanguard Explorer Fund

Schedule of Investments (unaudited)
As of July 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (95.7%)1
Communication Services (3.3%)
*	Live Nation Entertainment Inc.	1,645,589	118,581
	Cinemark Holdings Inc.	2,577,499	102,894
	New York Times Co. Class A	1,975,052	70,470
*	Bandwidth Inc. Class A	640,888	47,746
*	Yelp Inc. Class A	1,033,000	36,207
*	IAC/InterActiveCorp	135,556	32,405
*	Take-Two Interactive Software Inc.	190,184	23,301
^	Lions Gate Entertainment Corp. Class A	1,545,000	19,946
	National CineMedia Inc.	2,753,073	19,602
^	Match Group Inc.	220,046	16,567
*	Electronic Arts Inc.	139,290	12,884
*	Glu Mobile Inc.	1,666,469	12,432
*	Boingo Wireless Inc.	581,830	8,739
	World Wrestling Entertainment Inc. Class A	77,930	5,672
	Nexstar Media Group Inc. Class A	48,923	4,979
*	TechTarget Inc.	196,482	4,523
	Shenandoah Telecommunications Co.	100,133	3,941
*	Liberty TripAdvisor Holdings Inc. Class A	250,985	2,899
	Sinclair Broadcast Group Inc. Class A	53,580	2,692
*	MSG Networks Inc.	56,187	1,067
			547,547
Consumer Discretionary (13.8%)
*	MercadoLibre Inc.	204,313	126,964
*	Burlington Stores Inc.	696,733	125,934
*	Skechers U.S.A. Inc. Class A	3,243,779	123,069
	Carter's Inc.	937,613	87,217
*	Etsy Inc.	1,253,257	83,993
*	Under Armour Inc. Class C	4,042,514	82,225
*	GrubHub Inc.	1,069,553	72,334
*,^ Carvana Co. Class A		1,010,000	64,196
	Acushnet Holdings Corp.	2,498,068	63,851
*	Skyline Champion Corp.	2,212,954	63,069
*	Deckers Outdoor Corp.	388,118	60,655
	Monro Inc.	711,967	59,955
*	Grand Canyon Education Inc.	549,742	59,795
	Hyatt Hotels Corp. Class A	772,700	59,768
^	Children's Place Inc.	601,571	58,755
	Hanesbrands Inc.	3,504,893	56,394
	La-Z-Boy Inc.	1,659,066	54,733
	Core-Mark Holding Co. Inc.	1,406,432	52,643
	Cheesecake Factory Inc.	1,161,143	50,022
*	Sally Beauty Holdings Inc.	3,287,890	45,176
	Wingstop Inc.	454,853	43,479
*	Ollie's Bargain Outlet Holdings Inc.	507,395	42,971
*,2 Houghton Mifflin Harcourt Co.		7,000,350	40,952
*	frontdoor Inc.	895,531	40,872
	Domino's Pizza Inc.	165,215	40,400
	Aaron's Inc.	625,913	39,464

*	Lululemon Athletica Inc.	197,904	37,817
	Advance Auto Parts Inc.	244,000	36,756
	Polaris Industries Inc.	382,956	36,254
*	Ulta Beauty Inc.	94,648	33,056
	Shutterstock Inc.	788,363	30,249
*	Bright Horizons Family Solutions Inc.	183,988	27,979
*,^ Chewy Inc.		798,681	26,804
*	Planet Fitness Inc. Class A	299,888	23,589
*	TRI Pointe Group Inc.	1,701,757	23,297
*,^ Farfetch Ltd. Class A		1,117,799	22,468
*,^ Canada Goose Holdings Inc.		406,957	19,042
	Wolverine World Wide Inc.	679,814	18,457
*,^ YETI Holdings Inc.		520,639	18,097
*	Five Below Inc.	146,916	17,257
*	RH	120,418	16,786
	PulteGroup Inc.	479,888	15,121
	Brinker International Inc.	368,296	14,677
*	Chegg Inc.	310,135	13,931
	Dave & Buster's Entertainment Inc.	340,452	13,839
*	Boot Barn Holdings Inc.	442,013	13,831
	H&R Block Inc.	484,796	13,424
*	Floor & Decor Holdings Inc. Class A	334,958	13,114
	Dine Brands Global Inc.	133,959	10,997
	Lear Corp.	81,338	10,312
*	SeaWorld Entertainment Inc.	248,164	7,586
	Bloomin' Brands Inc.	442,715	7,539
*,^ Stitch Fix Inc. Class A		272,820	7,115
*	Crocs Inc.	303,702	6,940
*	Zumiez Inc.	266,764	6,608
*	NVR Inc.	1,889	6,317
*	Rent-A-Center Inc.	215,414	5,823
*	Helen of Troy Ltd.	33,685	4,995
*	Fox Factory Holding Corp.	59,949	4,801
*	TopBuild Corp.	56,564	4,589
	Churchill Downs Inc.	36,404	4,356
	Vail Resorts Inc.	15,980	3,939
	Lithia Motors Inc. Class A	29,259	3,859
*	Murphy USA Inc.	42,895	3,790
*,^ Fossil Group Inc.		321,676	3,551
	KB Home	128,950	3,387
*	Sleep Number Corp.	67,520	3,320
*	Conn's Inc.	155,174	3,228
*	Kontoor Brands Inc.	102,643	3,011
	Gentex Corp.	108,497	2,975
	Columbia Sportswear Co.	26,133	2,770
	Ruth's Hospitality Group Inc.	123,443	2,749
	Wendy's Co.	146,444	2,664
^	Tailored Brands Inc.	434,288	2,115
*	G-III Apparel Group Ltd.	41,442	1,188
^	Papa John's International Inc.	25,900	1,150
			2,316,405
Consumer Staples (2.2%)
*	Performance Food Group Co.	1,544,131	67,710
*	Post Holdings Inc.	447,584	47,990
	Casey's General Stores Inc.	288,855	46,769
	Nu Skin Enterprises Inc. Class A	1,061,379	42,434
*	BJ's Wholesale Club Holdings Inc.	1,390,000	32,748

	Calavo Growers Inc.	344,459	30,464
	Sanderson Farms Inc.	216,983	28,429
*	Monster Beverage Corp.	421,720	27,188
*	Boston Beer Co. Inc. Class A	46,104	18,088
	Medifast Inc.	85,996	9,601
	Coca-Cola Consolidated Inc.	17,540	5,149
^	MGP Ingredients Inc.	57,677	2,883
^	B&G Foods Inc.	155,099	2,835
*	Pilgrim's Pride Corp.	102,869	2,784
*	Herbalife Nutrition Ltd.	59,941	2,459
			367,531
Energy (1.4%)
	Delek US Holdings Inc.	1,773,536	76,404
	Viper Energy Partners LP	1,652,764	53,318
*	Apergy Corp.	1,002,672	32,617
^	Core Laboratories NV	421,011	21,122
	Cabot Oil & Gas Corp.	876,691	16,797
*	Parsley Energy Inc. Class A	570,966	9,472
*	RigNet Inc.	665,780	5,812
*	Renewable Energy Group Inc.	292,031	3,969
	CVR Energy Inc.	53,881	2,860
*	CONSOL Energy Inc.	91,268	1,961
*	ProPetro Holding Corp.	78,589	1,425
*	W&T Offshore Inc.	252,712	1,135
			226,892
Financials (6.5%)
*	SVB Financial Group	377,700	87,615
	Assurant Inc.	727,237	82,440
	Voya Financial Inc.	1,344,559	75,524
	Assured Guaranty Ltd.	1,682,439	73,506
	Sterling Bancorp	3,092,926	67,580
	Synovus Financial Corp.	1,652,408	63,072
*	MGIC Investment Corp.	4,808,540	61,790
	BOK Financial Corp.	639,153	53,484
	Nasdaq Inc.	551,599	53,158
	Redwood Trust Inc.	3,113,939	52,688
	LPL Financial Holdings Inc.	617,230	51,767
*	Texas Capital Bancshares Inc.	777,048	48,900
	FirstCash Inc.	439,959	44,277
	MarketAxess Holdings Inc.	127,846	43,089
	WisdomTree Investments Inc.	5,152,588	31,946
*	Green Dot Corp. Class A	563,621	28,570
*	PRA Group Inc.	841,870	26,207
	Tradeweb Markets Inc. Class A	460,666	21,817
	Primerica Inc.	162,506	19,938
	MSCI Inc. Class A	67,152	15,260
	Walker & Dunlop Inc.	258,037	15,054
	OneMain Holdings Inc.	257,573	10,676
	Bank OZK	274,557	8,396
*	Enova International Inc.	284,363	7,664
	Bank of NT Butterfield & Son Ltd.	221,755	6,970
*	Essent Group Ltd.	131,207	6,057
	CIT Group Inc.	98,573	4,983
	Universal Insurance Holdings Inc.	184,462	4,576
*,^ Health Insurance Innovations Inc. Class A		204,252	4,491
	First Financial Bankshares Inc.	135,028	4,422

*	Credit Acceptance Corp.	6,454	3,085
	Erie Indemnity Co. Class A	13,049	2,907
	Greenhill & Co. Inc.	165,687	2,750
*	Alleghany Corp.	3,879	2,660
*	Blucora Inc.	85,436	2,558
*	NMI Holdings Inc. Class A	56,467	1,405
*	World Acceptance Corp.	7,999	1,014
			1,092,296
Health Care (18.9%)
*	ICON plc	1,207,809	188,624
*	Insulet Corp.	1,253,792	154,141
*	Mettler-Toledo International Inc.	118,065	89,346
*	Penumbra Inc.	520,660	87,263
*	Haemonetics Corp.	705,725	86,155
*	Amedisys Inc.	606,923	83,689
	Hill-Rom Holdings Inc.	774,891	82,634
*	Medidata Solutions Inc.	890,664	81,380
*	Integra LifeSciences Holdings Corp.	1,268,741	80,425
	Encompass Health Corp.	1,212,187	77,386
*	Molina Healthcare Inc.	545,293	72,404
*	LHC Group Inc.	563,500	71,328
*	Omnicell Inc.	807,041	60,698
*	Globus Medical Inc.	1,329,933	60,618
*	Ultragenyx Pharmaceutical Inc.	935,100	56,349
	STERIS plc	369,848	55,056
*	BioTelemetry Inc.	1,137,775	53,419
*	IDEXX Laboratories Inc.	186,407	52,576
*	DexCom Inc.	315,365	49,471
*	BioMarin Pharmaceutical Inc.	601,000	47,671
*	Acadia Healthcare Co. Inc.	1,432,962	45,769
*	Syneos Health Inc.	889,027	45,420
*	PRA Health Sciences Inc.	388,701	38,835
*	Arena Pharmaceuticals Inc.	584,300	36,624
	Cooper Cos. Inc.	105,778	35,689
*	Pacira BioSciences Inc.	806,475	35,396
*	Sangamo Therapeutics Inc.	2,895,855	34,779
*	Avanos Medical Inc.	850,800	34,645
*	Seattle Genetics Inc.	445,200	33,706
*	Repligen Corp.	351,866	33,213
*	Blueprint Medicines Corp.	317,100	31,758
	ResMed Inc.	244,259	31,436
*	Apellis Pharmaceuticals Inc.	1,112,326	31,067
*	HealthEquity Inc.	369,836	30,319
*	MEDNAX Inc.	1,231,389	30,255
*	Premier Inc. Class A	778,000	30,147
*,^ CRISPR Therapeutics AG		573,824	29,087
*	Prestige Consumer Healthcare Inc.	801,589	27,735
	Cerner Corp.	376,389	26,968
*	Bluebird Bio Inc.	204,800	26,876
*	Catalent Inc.	462,513	26,127
*	Hologic Inc.	493,426	25,288
	Chemed Corp.	61,390	24,887
*	ABIOMED Inc.	89,190	24,845
*	Intuitive Surgical Inc.	45,050	23,404
*	Neogen Corp.	320,137	22,858
*	Ionis Pharmaceuticals Inc.	346,823	22,842
*	HMS Holdings Corp.	650,658	22,708

*	NuVasive Inc.	326,641	21,754
*	Medpace Holdings Inc.	261,944	20,631
*	Cambrex Corp.	465,000	20,367
*	Ligand Pharmaceuticals Inc.	221,161	20,238
*	Charles River Laboratories International Inc.	149,034	20,051
	Bruker Corp.	414,817	19,849
*	Quidel Corp.	334,774	19,762
*	Illumina Inc.	64,405	19,282
*,^ Arrowhead Pharmaceuticals Inc.		593,701	17,253
*	Integer Holdings Corp.	195,779	17,137
*	Axogen Inc.	911,130	16,382
*	Masimo Corp.	102,890	16,241
*	Tenet Healthcare Corp.	685,409	16,155
*	Veeva Systems Inc. Class A	94,417	15,664
*	Tandem Diabetes Care Inc.	242,028	15,352
*	Agios Pharmaceuticals Inc.	297,427	14,309
*	Heron Therapeutics Inc.	813,637	14,190
*	Novocure Ltd.	165,036	13,734
*	Immunomedics Inc.	920,898	13,583
*	Spectrum Pharmaceuticals Inc.	1,766,539	13,390
*	Exelixis Inc.	626,731	13,331
*	Revance Therapeutics Inc.	1,041,518	13,102
*	Align Technology Inc.	59,563	12,453
*	Covetrus Inc.	522,701	12,372
	Ensign Group Inc.	198,815	11,981
*	Nevro Corp.	177,526	11,869
*,^ Viking Therapeutics Inc.		1,459,912	11,227
*	Merit Medical Systems Inc.	280,251	11,059
*	Neurocrine Biosciences Inc.	114,714	11,057
*	Enanta Pharmaceuticals Inc.	141,496	10,615
*	STAAR Surgical Co.	330,645	9,691
	PerkinElmer Inc.	110,039	9,477
*,^ Esperion Therapeutics Inc.		214,872	8,528
*	Ironwood Pharmaceuticals Inc. Class A	790,154	8,399
*	Exact Sciences Corp.	68,309	7,863
*,^ DBV Technologies SA ADR		822,868	7,793
*	Veracyte Inc.	268,716	7,623
*	Alkermes plc	327,679	7,589
*	Horizon Therapeutics plc	296,804	7,387
*	Halozyme Therapeutics Inc.	432,814	7,354
*,2 Endologix Inc.		1,055,952	7,286
*	CareDx Inc.	218,998	7,177
*	Global Blood Therapeutics Inc.	130,287	7,140
	LeMaitre Vascular Inc.	212,623	7,036
	Bio-Techne Corp.	33,407	7,020
*	MacroGenics Inc.	481,942	6,935
*	Biohaven Pharmaceutical Holding Co. Ltd.	156,463	6,734
*	Natera Inc.	242,674	6,693
*	Cytokinetics Inc.	492,604	6,005
*	Endo International plc	1,886,496	5,980
*	Vericel Corp.	301,446	5,764
	US Physical Therapy Inc.	43,797	5,653
*	Acorda Therapeutics Inc.	775,332	5,373
*	Iovance Biotherapeutics Inc.	206,375	5,075
*,^ Zynerba Pharmaceuticals Inc.		433,908	4,595
*	ICU Medical Inc.	16,812	4,278
*	Vanda Pharmaceuticals Inc.	325,884	4,057

*	Fluidigm Corp.	339,972	3,995
*	FibroGen Inc.	81,998	3,875
*	Precision BioSciences Inc.	269,349	3,467
*	ImmunoGen Inc.	1,539,103	3,463
*	Invitae Corp.	125,215	3,367
*	Alder Biopharmaceuticals Inc.	317,952	3,218
*	Voyager Therapeutics Inc.	138,543	3,049
*	Myriad Genetics Inc.	104,334	3,040
*	Assertio Therapeutics Inc.	879,479	3,017
*	BioCryst Pharmaceuticals Inc.	730,004	2,314
*	ArQule Inc.	228,636	2,307
*,^ Soliton Inc.		184,925	2,243
*,^ Shockwave Medical Inc.		45,298	2,216
*	Orthofix Medical Inc.	41,199	2,202
*	NanoString Technologies Inc.	58,961	1,937
*	Zogenix Inc.	39,118	1,884
*	Allscripts Healthcare Solutions Inc.	167,460	1,725
*	CytomX Therapeutics Inc.	153,833	1,586
*	Amphastar Pharmaceuticals Inc.	69,074	1,392
	Luminex Corp.	61,241	1,331
*,^ Novavax Inc.		171,846	741
*	Cyclerion Therapeutics Inc.	62,324	579
			3,155,159
Industrials (18.9%)
*	TriNet Group Inc.	2,077,081	152,749
*	Trex Co. Inc.	1,324,129	108,248
*	Sensata Technologies Holding plc	2,235,732	106,041
*	Kirby Corp.	1,281,818	100,443
	John Bean Technologies Corp.	786,668	93,346
*	AerCap Holdings NV	1,690,556	92,186
*	Copart Inc.	1,103,740	85,573
	Woodward Inc.	704,796	78,965
	Advanced Drainage Systems Inc.	2,392,447	78,783
	Fortune Brands Home & Security Inc.	1,340,700	73,658
	HEICO Corp. Class A	691,052	72,830
	IDEX Corp.	430,849	72,477
*	Clean Harbors Inc.	861,755	67,053
	AGCO Corp.	814,974	62,753
	BWX Technologies Inc.	1,121,602	60,466
*	SPX FLOW Inc.	1,486,761	60,303
*	Chart Industries Inc.	761,000	57,478
*	Rexnord Corp.	1,955,900	57,288
*	CoStar Group Inc.	91,243	56,151
	GATX Corp.	713,857	54,867
	EnerSys	799,100	54,427
	Watts Water Technologies Inc. Class A	553,518	51,383
*	Middleby Corp.	375,218	50,422
*	Teledyne Technologies Inc.	172,000	50,100
*	Spirit Airlines Inc.	1,105,581	46,910
	Actuant Corp. Class A	2,045,019	46,831
	MSC Industrial Direct Co. Inc. Class A	656,012	46,610
	TransUnion	558,768	46,260
	Kennametal Inc.	1,293,376	44,725
*	RBC Bearings Inc.	270,721	44,044
	Verisk Analytics Inc. Class A	268,691	40,766
	ABM Industries Inc.	952,344	40,084
*	United Rentals Inc.	316,000	39,990

*	Proto Labs Inc.	381,258	39,689
	Tennant Co.	485,897	36,982
*,^ XPO Logistics Inc.		510,825	34,470
*	Masonite International Corp.	615,000	32,779
	L3Harris Technologies Inc.	155,695	32,322
	Ritchie Bros Auctioneers Inc.	881,700	31,821
*	Mercury Systems Inc.	380,292	31,001
	Heartland Express Inc.	1,432,013	28,411
*	MRC Global Inc.	1,721,000	26,916
*	SiteOne Landscape Supply Inc.	322,645	23,834
*	Axon Enterprise Inc.	333,634	23,428
*	Cimpress NV	242,708	23,409
	Lennox International Inc.	88,248	22,634
	Spirit AeroSystems Holdings Inc. Class A	292,317	22,462
*	Generac Holdings Inc.	305,934	22,119
	Forward Air Corp.	343,862	21,663
	Robert Half International Inc.	357,403	21,591
*	Kratos Defense & Security Solutions Inc.	868,745	21,415
	Huntington Ingalls Industries Inc.	92,812	21,189
	Allison Transmission Holdings Inc.	446,467	20,515
	Armstrong World Industries Inc.	207,795	20,304
	Allegion plc	189,891	19,661
*	Kornit Digital Ltd.	592,034	18,471
*	Aerojet Rocketdyne Holdings Inc.	428,096	18,288
*	IHS Markit Ltd.	278,883	17,966
	Matson Inc.	433,916	17,751
*	Atkore International Group Inc.	561,280	15,317
*	Beacon Roofing Supply Inc.	402,728	14,591
	EMCOR Group Inc.	167,305	14,119
	Wabtec Corp.	179,759	13,964
	JB Hunt Transport Services Inc.	133,953	13,713
*	HD Supply Holdings Inc.	338,386	13,708
	Rockwell Automation Inc.	84,841	13,641
	Korn Ferry	342,031	13,435
	Landstar System Inc.	119,279	13,272
*	AeroVironment Inc.	226,613	12,430
*	Continental Building Products Inc.	504,823	12,409
*	Meritor Inc.	494,907	12,239
*	Evoqua Water Technologies Corp.	813,587	11,569
*	Harsco Corp.	455,925	10,696
*,^ Bloom Energy Corp. Class A		853,500	8,919
	ArcBest Corp.	286,167	8,565
	Tetra Tech Inc.	95,090	7,531
	Albany International Corp. Class A	82,196	7,068
*	Gardner Denver Holdings Inc.	202,670	6,682
	Hillenbrand Inc.	197,318	6,648
	MSA Safety Inc.	62,380	6,572
	Barrett Business Services Inc.	66,362	5,807
	Rush Enterprises Inc. Class A	150,068	5,652
*	TrueBlue Inc.	282,708	5,589
	Kimball International Inc. Class B	297,839	5,164
*	Builders FirstSource Inc.	286,084	4,915
*	Hub Group Inc. Class A	101,362	4,597
	Exponent Inc.	62,449	4,296
	Covanta Holding Corp.	235,460	4,055
	Comfort Systems USA Inc.	91,998	3,864
*	Vicor Corp.	122,505	3,621

	KAR Auction Services Inc.	115,229	3,081
	Insperity Inc.	24,866	2,644
*	Herc Holdings Inc.	58,482	2,640
	Hubbell Inc. Class B	19,476	2,530
	HEICO Corp.	17,720	2,423
	Rollins Inc.	69,817	2,341
	Graco Inc.	42,207	2,029
	Kaman Corp.	27,283	1,730
	Alaska Air Group Inc.	21,539	1,365
	Werner Enterprises Inc.	40,150	1,331
	Simpson Manufacturing Co. Inc.	21,105	1,303
	Schneider National Inc. Class B	61,700	1,191
			3,154,557
Information Technology (22.2%)
*	Cadence Design Systems Inc.	1,660,669	122,740
*	Cornerstone OnDemand Inc.	1,921,438	113,749
*	Five9 Inc.	2,259,600	111,556
*	First Solar Inc.	1,540,510	99,347
*	Fortinet Inc.	1,236,259	99,284
*	New Relic Inc.	1,016,072	94,667
*,2 Cardtronics plc Class A		3,171,513	90,325
	Teradyne Inc.	1,539,206	85,780
*	Wix.com Ltd.	525,000	77,973
*	DocuSign Inc. Class A	1,459,347	75,477
*	HubSpot Inc.	421,278	75,291
	Power Integrations Inc.	800,661	72,916
	Entegris Inc.	1,633,788	71,086
*	Euronet Worldwide Inc.	447,919	69,835
	LogMeIn Inc.	910,855	69,198
*	Ciena Corp.	1,487,976	67,286
*	Tower Semiconductor Ltd.	3,260,081	64,126
*	GoDaddy Inc. Class A	822,021	60,320
*	RealPage Inc.	873,933	54,603
*	Arrow Electronics Inc.	725,889	52,707
*	Manhattan Associates Inc.	610,896	51,920
*	Inphi Corp.	850,000	51,178
*	ForeScout Technologies Inc.	1,359,600	50,795
	MAXIMUS Inc.	671,660	49,374
*	Trade Desk Inc. Class A	179,389	47,235
*	SVMK Inc.	2,773,297	47,063
*	Aspen Technology Inc.	355,015	46,816
*	ServiceNow Inc.	167,630	46,499
	j2 Global Inc.	508,146	45,271
*	ON Semiconductor Corp.	2,039,434	43,868
	Jack Henry & Associates Inc.	309,684	43,263
*	Tableau Software Inc. Class A	254,000	43,061
	Monolithic Power Systems Inc.	289,580	42,904
*	Shopify Inc. Class A	128,913	40,979
*	RingCentral Inc. Class A	285,338	40,512
*	Proofpoint Inc.	306,169	38,639
*	IPG Photonics Corp.	288,113	37,746
*	Trimble Inc.	881,353	37,246
*	SolarWinds Corp.	1,981,291	35,505
*	Envestnet Inc.	468,792	33,476
	FLIR Systems Inc.	640,866	31,825
	CDW Corp.	268,257	31,697
	Switch Inc.	2,325,994	31,564

	MKS Instruments Inc.	361,710	30,792
*	Acacia Communications Inc.	451,007	30,294
*	WEX Inc.	138,204	30,138
*	Square Inc.	374,483	30,112
*	Paycom Software Inc.	123,838	29,814
*	Semtech Corp.	556,987	29,448
	Microchip Technology Inc.	305,587	28,854
*	Zebra Technologies Corp.	136,758	28,841
	Booz Allen Hamilton Holding Corp. Class A	404,493	27,809
*	Guidewire Software Inc.	271,085	27,672
*	PROS Holdings Inc.	379,492	27,460
*	Silicon Laboratories Inc.	234,892	26,357
	Presidio Inc.	1,819,824	25,478
*	Q2 Holdings Inc.	312,751	24,979
	Belden Inc.	542,415	24,658
*	CyberArk Software Ltd.	171,908	23,875
*,^ Cloudera Inc.		3,868,052	23,131
*	Tyler Technologies Inc.	95,855	22,368
*	2U Inc.	1,663,112	21,288
*	Zscaler Inc.	249,379	21,015
*	Anaplan Inc.	367,319	20,915
	Cognex Corp.	445,909	19,624
*	Carbonite Inc.	1,065,161	19,098
*	Nuance Communications Inc.	1,133,634	18,864
*	Workiva Inc.	322,565	18,544
	SS&C Technologies Holdings Inc.	384,903	18,456
*	Qualys Inc.	210,820	18,249
*	PTC Inc.	269,042	18,236
	Sabre Corp.	754,776	17,745
*	Atlassian Corp. plc Class A	122,697	17,192
*	Palo Alto Networks Inc.	74,950	16,979
*	FireEye Inc.	1,096,068	16,441
*	ANSYS Inc.	80,683	16,388
*	Gartner Inc.	115,797	16,134
*	Fair Isaac Corp.	44,977	15,626
	National Instruments Corp.	373,893	15,614
	Broadridge Financial Solutions Inc.	121,411	15,434
*	Box Inc.	874,344	14,462
*	8x8 Inc.	588,129	14,215
*,^ 3D Systems Corp.		1,428,191	12,882
*	Synaptics Inc.	371,125	11,943
*	Unisys Corp.	903,315	11,192
*	Diodes Inc.	257,484	10,969
*	Alteryx Inc. Class A	89,059	10,468
*	Everbridge Inc.	97,654	9,990
	TTEC Holdings Inc.	211,258	9,912
*	Enphase Energy Inc.	348,364	9,806
*	SMART Global Holdings Inc.	285,501	8,691
*	Cirrus Logic Inc.	172,282	8,450
*	Lattice Semiconductor Corp.	410,997	7,949
*	Altair Engineering Inc. Class A	190,233	7,916
*	A10 Networks Inc.	1,026,019	7,777
*	Fitbit Inc. Class A	1,777,551	7,466
*	ChannelAdvisor Corp.	815,033	7,441
*	Insight Enterprises Inc.	125,203	6,889
*	SPS Commerce Inc.	61,127	6,836
*	Appfolio Inc.	70,451	6,802

*	Advanced Micro Devices Inc.	222,812	6,785
*	NCR Corp.	190,822	6,452
	CSG Systems International Inc.	120,899	6,195
*	ePlus Inc.	78,513	5,959
*,^ Pagerduty Inc.		131,043	5,792
	Jabil Inc.	171,004	5,281
*,^ SunPower Corp. Class A		378,230	4,422
*	Teradata Corp.	118,961	4,356
*	EPAM Systems Inc.	22,312	4,324
*	Okta Inc.	31,024	4,059
*	Avid Technology Inc.	394,469	4,043
*	Verint Systems Inc.	64,548	3,735
*	Ceridian HCM Holding Inc.	67,633	3,606
*	Rapid7 Inc.	59,236	3,593
	Hackett Group Inc.	193,904	3,184
	EVERTEC Inc.	97,199	3,112
*	eGain Corp.	377,661	2,923
*	Viavi Solutions Inc.	194,342	2,851
*	ACI Worldwide Inc.	82,103	2,755
*	Virtusa Corp.	56,154	2,509
*	OSI Systems Inc.	22,228	2,502
*,^ Paysign Inc.		167,302	2,361
*	Brightcove Inc.	161,944	2,021
*	Alarm.com Holdings Inc.	35,172	1,755
*	Bottomline Technologies DE Inc.	36,385	1,531
*	Nanometrics Inc.	39,806	1,249
			3,720,035
Materials (2.9%)
	Carpenter Technology Corp.	1,357,409	61,097
	Louisiana-Pacific Corp.	2,037,633	53,264
	Orion Engineered Carbons SA	2,263,715	44,097
	Methanex Corp.	1,116,913	43,906
*	Summit Materials Inc. Class A	2,238,131	41,271
	Minerals Technologies Inc.	747,130	39,785
	Smurfit Kappa Group plc	1,215,089	38,523
*	Alcoa Corp.	1,385,700	31,164
	Graphic Packaging Holding Co.	1,595,908	23,715
	Avery Dennison Corp.	153,773	17,664
	Balchem Corp.	169,035	17,350
	Sealed Air Corp.	373,072	15,591
	Royal Gold Inc.	121,673	13,926
	Scotts Miracle-Gro Co.	110,602	12,407
	Huntsman Corp.	424,399	8,721
*	Verso Corp.	398,909	6,454
	Boise Cascade Co.	216,507	5,846
*	Element Solutions Inc.	568,550	5,697
	Quaker Chemical Corp.	14,649	2,745
	Ferroglobe plc	1,740,000	2,627
*	AdvanSix Inc.	62,029	1,590
*	Novagold Resources Inc.	248,323	1,532
	Compass Minerals International Inc.	24,068	1,344
	Silgan Holdings Inc.	42,479	1,277
*	Ferro Corp.	66,972	987
			492,580

Other (1.6%)
^,3 Vanguard Small-Cap ETF	1,655,965	262,537

Real Estate (3.5%)
* SBA Communications Corp. Class A	452,316	111,003
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,521,363	69,211
PS Business Parks Inc.	348,848	61,048
Jones Lang LaSalle Inc.	406,000	59,150
Life Storage Inc.	596,222	58,126
Douglas Emmett Inc.	1,420,811	57,997
Xenia Hotels & Resorts Inc.	2,460,197	52,722
CoreSite Realty Corp.	242,800	25,448
National Health Investors Inc.	194,298	15,423
^ Omega Healthcare Investors Inc.	380,877	13,826
^ Tanger Factory Outlet Centers Inc.	703,143	11,166
American Assets Trust Inc.	224,812	10,431
EastGroup Properties Inc.	71,475	8,611
^ Innovative Industrial Properties Inc.	59,627	6,301
Outfront Media Inc.	210,929	5,733
CareTrust REIT Inc.	139,760	3,247
RMR Group Inc. Class A	62,869	3,096
GEO Group Inc.	169,749	3,023
Terreno Realty Corp.	60,592	2,961
Four Corners Property Trust Inc.	105,868	2,852
National Storage Affiliates Trust	91,836	2,782
Essential Properties Realty Trust Inc.	129,026	2,725
Colony Capital Inc.	214,301	1,211
		588,093
Utilities (0.5%)
Pattern Energy Group Inc. Class A	2,908,695	66,696
NRG Energy Inc.	272,633	9,308
Southwest Gas Holdings Inc.	67,607	6,011
		82,015
Total Common Stocks (Cost $12,196,571)		16,005,647

		Coupon
Temporary Cash Investments (5.5%)1
Money Market Fund (5.0%)
4,5 Vanguard Market Liquidity Fund		2.386%		8,342,652	834,349

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc. (Dated 7/31/19, Repurchase value $40,103,000, collateralized by U.S. Treasury Note/Bond 1.875%, 12/15/20, with a value of $40,902,000)

		2.560%	8/1/19	40,100	40,100

U.S. Government and Agency Obligations (0.3%)
	United States Treasury Bill	2.385%	8/1/19	16,000	15,999
6	United States Treasury Bill	2.373%	8/8/19	6,000	5,998
6	United States Treasury Bill	2.349%	8/15/19	400	399
6	United States Treasury Bill	2.215%	11/7/19	300	298

6 United States Treasury Bill	1.997% - 2.049%	12/26/19	19,275	19,115
				41,809
Total Temporary Cash Investments (Cost $916,190)				916,258
Total Investments (101.2%) (Cost $13,112,761)				16,921,905
Other Assets and Liabilities-Net (-1.2%)5,6				(195,046)
Net Assets (100%)				16,726,859

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $225,985,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 3.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $237,955,000 of collateral received for securities on loan.
6 Securities with a value of $17,703,000 and cash of $284,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	9/13/19	5,324	419,718	9,814

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern Time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,967,124	38,523	—
Temporary Cash Investments	834,349	81,909	—
Futures Contracts—Assets[1]	29	—	—
Futures Contracts—Liabilities[1]	(2,922)
Total	16,798,580	120,432	—
1 Represents variation margin on the last day of the reporting period.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					Jul. 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Cardtronics plc Class A	79,452	7,098	—	—	3,775	—	—	90,325
Endologix Inc.	—	25,350	—	—	(18,064)	—	—	7,286
Houghton Mifflin
Harcourt Co.	—	62,762	—	—	(21,810)	—	—	40,952
Vanguard Market
Liquidity Fund	726,044	NA1	NA1	25	36	9,586	—	834,349
Vanguard Small-Cap
ETF	228,153	426,540	401,983	(9,490)	19,317	1,882	—	262,537
Vanguard Small-Cap
Growth ETF	63,818	—	65,052	46,539	(45,305)	—	—	—
Total	1,097,467			37,074	(62,051)	11,468	—	1,235,449
1 Not applicable—purchases and sales are for temporary cash investment purposes.